Summary of Significant Accounting Policies (Misc) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies Misc Items [Line Items]
Advertising Expense	$ 3,130,000	$ 2,684,000
Minimum [Member]
Summary of Significant Accounting Policies Misc Items [Line Items]
Accrued insurance, Self-insurance claim covered by stop-loss insurance coverage	250,000
Maximum [Member]
Summary of Significant Accounting Policies Misc Items [Line Items]
Accrued insurance, Self-insurance claim covered by stop-loss insurance coverage	$ 500,000